UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-09229
                                   811-10171

Name of Fund:  BlackRock Senior Floating Rate Fund II, Inc.
               Master Senior Floating Rate LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments


BlackRock Senior Floating Rate Fund II, Inc.


Schedule of Investments as of November 30, 2007 (Unaudited)                                                     (in U.S. dollars)

                                        Beneficial
                                          Interest    Mutual Funds                                                      Value
                                   $   154,742,420    Master Senior Floating Rate LLC                             $   233,103,581

                                                      Total Investments
                                                      (Cost - $238,768,339)  - 100.6%                                 233,103,581
                                                      Liabilities in Excess of Other Assets - (0.6%)                  (1,442,554)
                                                                                                                  ---------------
                                                      Net Assets - 100.0%                                         $   231,661,027
                                                                                                                  ===============


Master Senior Floating Rate LLC

Schedule of Investments as of November 30, 2007 (Unaudited)                                                     (in U.S. dollars)

                                              Face
Industry                                    Amount    Senior Secured Floating Rate Loan Interests*                      Value
Aerospace & Defense - 1.7%           $     311,967    Hawker Beechcraft Acquisition Co. LLC Letter of
                                                      Credit, 6.809% due 3/31/2014                                 $      298,026
                                         3,668,444    Hawker Beechcraft Acquisition Co. LLC Term Loan B,
                                                      6.819% - 7.32% due 3/31/2014                                      3,504,512
                                           800,000    Vought Aircraft Industries, Inc. Revolving Credit,
                                                      6.80% - 8.50% due 12/22/2010                                        779,334
                                         6,136,941    Vought Aircraft Industries, Inc. Term Loan, 7.34%
                                                      due 12/22/2011                                                    5,978,406
                                         1,200,000    Vought Aircraft Industries, Inc. Tranche B Line of
                                                      Credit Deposit, 7.822% due 12/22/2010                             1,169,000
                                                                                                                   --------------
                                                                                                                       11,729,278

Airlines - 0.6%                          1,500,000    Delta Air Lines, Inc. First Lien Term Loan, 7.36%
                                                      due 5/15/2012                                                     1,419,375
                                         2,985,000    United Air Lines, Inc. Term Loan B, 6.688% - 7.125%
                                                      due 1/30/2014                                                     2,834,090
                                                                                                                   --------------
                                                                                                                        4,253,465

Auto Components - 0.4%                     288,462    Metaldyne Corp. Letter of Credit, 5.17% - 8.999%
                                                      due 1/15/2012                                                       259,615
                                         1,961,538    Metaldyne Corp. Term Loan B, 8.999% due 1/15/2014                 1,765,385
                                           997,500    TRW Automotive, Inc. Term Loan B, 6.188% - 6.688%
                                                      due 12/31/2013                                                      969,713
                                                                                                                   --------------
                                                                                                                        2,994,713

Beverages - 0.5%                         3,980,000    Culligan International Term Loan B,
                                                      7.06% - 7.45% due 4/24/2012                                       3,562,100

Biotechnology - 0.4%                     3,000,000    Talecris Biotherapeutics, Inc. Second Lien Term
                                                      Loan, 11.38% due 12/06/2014                                       2,988,750

Building Products - 0.2%                 1,171,161    Goodman Global Holdings Term Loan, 6.438%
                                                      due 12/23/2011                                                    1,159,449

Chemicals - 6.3%                           400,000    Arizona Chemical Second Lien Term Loan, 10.57%
                                                      due 2/28/2014                                                       342,667
                                           748,125    BOC Edwards Ltd. Term Loan B, 7.081% due 5/21/2014                  680,794
                                         1,980,000    Columbian Chemicals Co. Term Loan B, 6.948%
                                                      due 3/16/2013                                                     1,856,250
                                         2,000,000    Flint Group Term Loan, 7.393% due 12/20/2014                      1,883,750
                                         2,995,809    GenTek, Inc. First Lien Term Loan, 6.66% - 8.75%
                                                      due 2/28/2011                                                     2,958,361
                                         8,326,185    Huntsman ICI Holdings Term Loan B, 6.533%
                                                      due 8/16/2012                                                     8,153,882
                                         1,496,250    ISP Chemco Term Loan B, 7.125% due 5/25/2014                      1,414,704
                                         2,440,485    Invista Term Loan, 6.698% due 4/29/2011                           2,365,238
                                         5,256,022    Invista Term Loan B-1, 6.698% due 4/29/2011                       5,093,963
                                         3,735,004    Nalco Co. Tranche B Term Loan, 6.415% - 9%
                                                      due 11/04/2010                                                    3,657,712
                                         1,933,293    Polymer Group, Inc. Term Loan B, 7.05% - 7.448%
                                                      due 11/22/2012                                                    1,909,127
                                         3,900,000    Rockwood Specialties Group, Inc. Tranche D Term
                                                      Loan, 6.46% due 12/10/2012                                        3,741,293
                                         7,500,000    Wellman, Inc. First Lien Term Loan, 8.911%
                                                      due 2/10/2009                                                     6,600,000
                                         8,250,000    Wellman, Inc. Second Lien Term Loan, 12.11%
                                                      due 2/10/2010                                                     3,609,375
                                                                                                                   --------------
                                                                                                                       44,267,116

Commercial Services &                    1,921,277    Alliance Laundry Systems LLC Term Loan, 7.17% - 7.67%
Supplies - 3.2%                                       due 1/27/2012                                                     1,892,457
                                         2,864,294    Allied Waste North America, Inc. Term Loan,
                                                      6.28% - 6.88% due 1/15/2012                                       2,735,401
                                         1,742,089    Allied Waste North America, Inc. Tranche A Credit
                                                      Linked Deposit, 7.072% due 1/15/2012                              1,663,695
                                         1,467,328    American Reprographics Co. Term Loan,
                                                      6.533% - 8.25% due 6/18/2009                                      1,437,981
                                           237,029    Aramark Corp. Letter of Credit, 5.36% due 1/30/2014                 226,007
                                         3,316,442    Aramark Corp. Term Loan B, 7.198% due 1/30/2014                   3,162,227
                                           248,750    Brickman Group, Inc. Term Loan, 7.143% - 7.198%
                                                      due 1/30/2014                                                       233,825
                                         2,177,835    Camelbak Products LLC First Lien Term Loan,
                                                      8.409% - 10.50% due 8/04/2011                                     2,058,054
                                           997,500    Jason, Inc. Term Loan B, 7.158% - 9.50% due 4/30/2010               947,625
                                         1,232,190    John Maneely Co. Term Loan B, 8.125%
                                                      due 12/15/2013                                                    1,098,850
                                           250,000    Kion GmbH Term Loan B, 7.58% due 3/15/2015                          239,076
                                           250,000    Kion GmbH Term Loan C, 7.743% due 3/15/2016                         240,326
                                         1,492,500    RiskMetrics Group, Inc. Term Loan, 7.448%
                                                      due 1/15/2014                                                     1,455,188
                                         1,055,629    Sirva Worldwide Tranche B Term Loan, 12.61%
                                                      due 12/01/2010                                                      658,977
                                         4,950,094    West Corp. Term Loan, 7.158% - 7.468%
                                                      due 10/31/2013                                                    4,714,964
                                                                                                                   --------------
                                                                                                                       22,764,653

Computers & Peripherals - 1.3%           1,000,000    Intergraph Corp. Term Loan, 11.062% due 11/15/2014                  963,750
                                         4,833,919    Reynolds and Reynolds Co. First Lien Term Loan,
                                                      7.198% due 10/31/2012                                             4,670,774
                                         3,500,000    Reynolds and Reynolds Co. Second Lien Term
                                                      Loan, 10.698% due 10/31/2013                                      3,421,250
                                                                                                                   --------------
                                                                                                                        9,055,774

Construction & Engineering - 0.1%          995,000    BakerCorp Term Loan C, 6.936% - 7.137%
                                                      due 5/15/2014                                                       965,150

Construction Materials - 0.9%            2,214,844    Headwaters, Inc. Term Loan B-1, 6.79% due 4/30/2011               2,156,305
                                         4,837,500    Nortek, Inc. Term Loan, 7.08% due 8/27/2011                       4,547,250
                                                                                                                   --------------
                                                                                                                        6,703,555

Containers & Packaging - 2.1%            1,860,830    Anchor Glass Container Corp. Term Loan B, 7.072%
                                                      due 5/03/2013                                                     1,805,005
                                           750,000    Consolidated Container Co. LLC Second Lien Term
                                                      Loan, 10.313% - 10.581% due 10/15/2014                              532,500
                                         4,970,013    Graham Packaging Co. LP Term Loan B,
                                                      7.625% - 8% due 4/15/2011                                         4,757,236
                                         1,990,000    Graphic Packaging International Corp. Term Loan B,
                                                      7.018% - 7.51% due 8/08/2010                                      1,923,460
                                           995,000    SCA Packaging First Lien Term Loan, 7.88%
                                                      due 3/15/2014                                                       900,475
                                         2,241,039    Smurfit-Stone Container Corp. Deposit Account,
                                                      5.291% - 7.079% due 11/01/2010                                    2,188,164
                                           560,725    Smurfit-Stone Container Corp. Term Loan B,
                                                      6.75% - 7.875% due 11/01/2011                                       547,496
                                         2,063,667    Smurfit-Stone Container Corp. Term Loan C, 7.688%
                                                      due 11/01/2011                                                    2,014,977
                                                                                                                   --------------
                                                                                                                       14,669,313

Distributors - 0.9%                      3,866,376    Buhrmann USA, Inc. Term Loan C, 6.652% - 7.58%
                                                      due 12/23/2010                                                    3,779,383
                                         2,729,375    Keystone Automotive Operations, Inc. Term Loan B,
                                                      8.28% - 8.86% due 1/15/2012                                       2,474,634
                                                                                                                   --------------
                                                                                                                        6,254,017

Diversified Financial Services - 1.9%    7,000,000    J.G. Wentworth Manufacturing Term Loan B, 7.45%
                                                      due 4/15/2014                                                     6,527,500
                                         6,895,481    LPL Holdings, Inc. Term Loan C, 7.36% due 8/28/2013               6,585,184
                                                                                                                   --------------
                                                                                                                       13,112,684

Diversified Telecommunication            7,998,750    Consolidated Communications, Inc. Term Loan D,
Services - 1.9%                                       6.948% due 10/14/2011                                             7,858,772
                                         1,496,250    Hawaiian Telcom Term Loan C, 7.45% due 5/25/2014                  1,413,645
                                           496,250    Kentucky Data Link, Inc. Term Loan B, 7.072%
                                                      due 2/28/2015                                                       481,363
                                         1,500,000    PaeTec Communications Term Loan, 7.253%
                                                      due 2/28/2012                                                     1,463,126
                                         1,985,000    Time Warner Telecom Term Loan, 6.83%
                                                      due 10/31/2013                                                    1,955,225
                                                                                                                   --------------
                                                                                                                       13,172,131

Electrical Equipment - 0.3%                990,000    Generac Power Systems, Inc. First Lien Term Loan,
                                                      9.25% due 11/15/2013                                                851,753
                                         1,500,000    Generac Power Systems, Inc. Second Lien Term
                                                      Loan, 11.23% due 5/15/2014                                        1,067,500
                                                                                                                   --------------
                                                                                                                        1,919,253

Electronic Equipment &                   1,000,000    CoCreate Software, Inc. Second Lien Term
Instruments - 1.1%                                    Loan, 12.003% due 5/30/2014                                         960,000
                                         4,500,000    Flextronics International Ltd. Term Loan B,
                                                      7.394% - 7.395% due 10/01/2014                                    4,391,721
                                         3,000,000    SafeNet, Inc. Second Lien Term Loan, 11.248%
                                                      due 5/11/2015                                                     2,745,000
                                                                                                                   --------------
                                                                                                                        8,096,721

Energy Equipment & Services - 2.0%       1,492,500    Brock Holdings Term Loan, 6.822% - 7.142%
                                                      due 2/28/2014                                                     1,443,994
                                         2,946,346    Dresser, Inc. First Lien Term Loan, 7.322% - 7.449%
                                                      due 5/15/2014                                                     2,813,761
                                         2,000,000    Dresser, Inc. Second Lien Term Loan, 11.129%
                                                      due 5/15/2015                                                     1,895,000
                                         6,418,263    Helix Energy Solutions Term Loan B, 6.652% - 7.229%
                                                      due 7/01/2013                                                     6,228,925
                                           214,286    MEG Energy Corp. Delayed Draw Term Loan, 7.23%
                                                      due 4/02/2008                                                       206,072
                                         1,231,250    MEG Energy Corp. Term Loan B, 7.20% due 4/03/2013                 1,193,081
                                                                                                                   --------------
                                                                                                                       13,780,833

Food & Staples Retailing - 1.7%            769,366    Advance Food Co. Term Loan B, 6.95% due 3/31/2014                   721,280
                                         2,917,485    American Seafood Group LLC Delay Draw Term Loan,
                                                      6.548% due 9/30/2012                                              2,808,079
                                         1,492,481    DS Waters LP Term Loan B, 7.05% due 11/15/2012                    1,432,782
                                           500,000    DS Waters LP Term Loan B, 8.716% due 3/31/2012                      480,000
                                           271,505    Dole Food Co., Inc. Letter of Credit, 5.16%
                                                      due 4/12/2013                                                       254,604
                                           395,559    Dole Food Co., Inc. Term Loan B, 7.438% - 9.25%
                                                      due 4/12/2013                                                       370,935
                                           347,714    Dole Food Co., Inc. Term Loan C, 7.438% - 9.25%
                                                      due 3/31/2013                                                       326,069
                                           970,811    Dole Food Co., Inc. Term Loan C, 7.438% - 9.25%
                                                      due 4/04/2013                                                       910,378
                                           725,905    Eight O'Clock Coffee Second Lien Term Loan, 8%
                                                      due 7/21/2012                                                       696,869
                                           496,250    McJunkin Corp. Term Loan B, 7.448% due 1/30/2014                    490,047
                                           491,342    Pierre Foods, Inc. Term Loan B, 8.88% due 6/30/2010                 479,673
                                         2,487,500    Sturm Foods, Inc. First Lien Term Loan, 7.563%
                                                      due 1/30/2014 (j)                                                 2,226,313
                                         1,000,000    Sturm Foods, Inc. Second Lien Term Loan, 11.063%
                                                      due 6/30/2014                                                       865,000
                                                                                                                   --------------
                                                                                                                       12,062,029

Food Products - 0.6%                     4,311,900    Del Monte Term Loan B, 6.28% - 6.565% due 2/08/2012               4,243,031

Health Care Equipment &                  4,000,000    Biomet, Inc. Term Loan B, 8.203% due 12/28/2014                   3,944,544
Supplies - 0.8%                          1,500,000    ReAble Therapeutics Finance LLC Term Loan, 8.002%
                                                      due 5/14/2014                                                     1,480,312
                                                                                                                   --------------
                                                                                                                        5,424,856

Health Care Providers &
Services - 5.1%                          1,745,625    Aearo Technologies, Inc. Term Loan B, 7.448%
                                                      due 5/14/2014                                                     1,723,805
                                           746,203    CCS Medical First Lien Term Loan, 8.45%
                                                      due 10/31/2012                                                      723,816
                                         9,381,284    Community Health Systems, Inc. Term Loan B,
                                                      7.57% - 7.76% due 6/18/2014                                       8,962,325
                                         4,000,000    DaVita, Inc. Term Loan B, 6.33% - 6.88% due 7/30/2012             3,838,180
                                         5,031,106    HCA, Inc. Term Loan B, 7.448% due 11/15/2012                      4,811,387
                                         1,990,000    Health Management Associates, Inc. Term Loan B,
                                                      6.572% - 7.11% due 1/15/2014                                      1,862,861
                                         3,946,549    LifePoint Hospitals, Inc. Term Loan B, 6.985%
                                                      due 4/15/2012                                                     3,761,906
                                           734,741    Sterigenics International, Inc. Term Loan B,
                                                      7.76% - 7.95% due 11/30/2013                                        705,352
                                         9,738,030    Vanguard Health Systems Term Loan B, 7.448%
                                                      due 9/23/2011                                                     9,397,199
                                                                                                                   --------------
                                                                                                                       35,786,831

Hotels, Restaurants &                      247,923    Arby's Restaurant Group Term Loan B, 7.072% - 7.61%
Leisure - 5.3%                                        due 7/31/2012                                                       238,626
                                           479,318    Green Valley Ranch Gaming LLC Term Loan,
                                                      7.081% - 7.198% due 1/29/2012                                       456,551
                                         1,750,000    Green Valley Ranch Gaming LLC Term Loan, 8.331%
                                                      due 8/30/2014                                                     1,592,500
                                           361,111    Lake Las Vegas Resort Revolving Credit, 15.42%
                                                      due 12/14/2012                                                      168,519
                                         2,684,362    Lake Las Vegas Resort Term Loan B, 15.31%
                                                      due 12/14/2012                                                    1,252,703
                                         2,693,250    Las Vegas Sands LLC Term Loan B, 7.07%
                                                      due 5/04/2014                                                     2,541,143
                                         1,927,506    MotorCity Casino Term Loan B, 7.015% - 7.36%
                                                      due 7/21/2012                                                     1,860,043
                                           990,000    OSI Group Term Loan B, 7.198% due 9/02/2011                         960,300
                                            75,188    OSI Restaurant Partners, Inc. Revolving Credit,
                                                      5.523% due 5/15/2014                                                 68,421
                                           922,500    OSI Restaurant Partners, Inc. Term Loan B, 7.125%
                                                      due 5/15/2014                                                       839,475
                                         4,175,441    Penn National Gaming, Inc. Term Loan B,
                                                      6.65% - 7.15% due 10/03/2012                                      4,121,290
                                         1,975,000    QCE LLC First Lien Term Loan, 7.61% due 5/05/2013                 1,863,632
                                         6,800,000    QCE LLC Second Lien Term Loan, 11.11%
                                                      due 11/05/2013                                                    6,416,555
                                         2,000,000    Riviera Holdings Corp. Term Loan B, 7.20%
                                                      due 5/11/2017                                                     1,940,000
                                         1,000,535    Tropicana Opco Term Loan B, 7.48% due 12/15/2011                    964,422
                                         2,443,750    Trump Entertainment Resorts Holdings LP Delay
                                                      Draw Term Loan, 7.86% - 7.87% due 4/28/2012                       2,382,656
                                         1,602,000    Trump Entertainment Resorts Holdings LP Revolving
                                                      Credit, 9% due 5/01/2010                                          1,521,900
                                         2,443,750    Trump Entertainment Resorts Holdings LP Term Loan
                                                      B-1, 7.27% - 7.49% due 5/01/2012                                  2,382,656
                                         2,083,333    Venetian Macau US Finance Co. LLC Delay Draw
                                                      Term Loan, 7.611% - 8.10% due 5/25/2012                           1,989,583
                                         4,166,667    Venetian Macau US Finance Co. LLC Term Loan B,
                                                      8.10% due 5/25/2013                                               3,979,167
                                                                                                                   --------------
                                                                                                                       37,540,142

Household Durables - 2.2%                1,676,648    American Achievement Corp. Term Loan B,
                                                      6.938% - 8.75% due 3/22/2011                                      1,634,732
                                         1,818,966    Josten's, Inc. Term Loan B, 7.198% due 10/04/2011                 1,748,228
                                        12,503,664    Simmons Co. Tranche B Term Loan, 6.50% - 7.438%
                                                      due 12/19/2011                                                   11,901,925
                                                                                                                   --------------
                                                                                                                       15,284,885

IT Services - 3.0%                      11,540,598    Activant Solutions Term Loan B, 6.938% - 7.50%
                                                      due 5/02/2013                                                    10,819,310
                                         1,500,000    Audio Visual Services Corp. Second Lien Term
                                                      Loan, 10.67% due 9/15/2014                                        1,432,500
                                         2,000,000    Audio Visual Services Corp. Term Loan B, 7.08%
                                                      due 3/15/2014                                                     1,917,500
                                           500,000    First Data Corp. Term Loan B, 7.96% due 9/24/2014                   473,063
                                           494,987    RedPrairie Corp. Term Loan, 8.063% - 10.25%
                                                      due 7/31/2012                                                       482,613
                                           297,750    RedPrairie Corp. Term Loan, 8.75% due 7/31/2012                     290,306
                                         5,907,937    SunGard Data Systems, Inc. Term Loan B, 6.898%
                                                      due 2/11/2013                                                     5,691,931
                                                                                                                   --------------
                                                                                                                       21,107,223

Independent Power Producers &            2,000,000    The AES Corp.Term Loan, 7% - 7.25%
Energy Traders - 2.5%                                 due 4/30/2008                                                     1,970,000
                                        12,000,000    TXU Corp. Term Loan 3, 8.622% due 10/10/2014                     11,792,724
                                         4,000,000    TXU Corp. Term Loan B 2, 8.622% due 10/14/2029                    3,925,000
                                                                                                                   --------------
                                                                                                                       17,687,724

Industrial Conglomerates - 0.8%          1,000,000    Sequa Corp. Term Loan B, 8.08% due 11/21/2014                       964,167
                                           937,500    Trimas Corp. Letter of Credit, 7.57% due 8/02/2013                  918,750
                                         4,021,875    Trimas Corp. Term Loan B, 7.098% - 7.234%
                                                      due 8/02/2013                                                     3,941,438
                                                                                                                   --------------
                                                                                                                        5,824,355

Insurance - 0.3%                         1,000,000    Alliant Insurance Services Term Loan B, 7.72% - 8.50%
                                                      due 10/23/2014                                                      957,500
                                           997,500    USI Holdings Corp. Term Loan B, 7.95% due 5/15/2014                 950,119
                                                                                                                   --------------
                                                                                                                        1,907,619

Internet Software &                        128,199    Channel Master Holdings, Inc. Revolving Credit,
Services - 0.0%                                       8.313% due 11/15/2004 (e)                                                 0
                                         1,013,568    Channel Master Holdings, Inc. Term Loan, 9%
                                                      due 11/15/2004 (e)                                                        0
                                                                                                                   --------------
                                                                                                                                0

Leisure Equipment &                      1,332,220    Fender Musical Instruments Corp. Term Loan B,
Products - 0.5%                                       7.65% due 5/25/2014                                               1,218,982
                                         2,075,142    True Temper Sports, Inc. Term Loan B,
                                                      8.095% - 8.729% due 3/15/2011                                     1,971,385
                                                                                                                   --------------
                                                                                                                        3,190,367

Machinery - 2.0%                           995,000    Harrington Holdings, Inc. Term Loan, 7.448%
                                                      due 1/15/2014                                                       957,688
                                         5,650,179    Mueller Water Products Term Loan B, 6.572% - 6.948%
                                                      due 5/16/2014                                                     5,372,377
                                         1,140,000    Navistar International Transportation Corp. Revolving
                                                      Credit, 5.22% - 8.234% due 6/30/2012                              1,102,950
                                         4,400,000    Navistar International Transportation Corp. Term
                                                      Loan, 8.203% due 6/30/2012                                        4,257,000
                                         2,962,500    OshKosh Truck Corp. Term Loan B, 7.45%
                                                      due 11/30/2013                                                    2,855,447
                                                                                                                   --------------
                                                                                                                       14,545,462

Media - 22.0%                            2,992,500    Bragg Communications Term Loan B, 7.581%
                                                      due 8/06/2014                                                     2,981,278
                                         1,000,000    Catalina Marketing Group Term Loan, 8.231%
                                                      due 10/01/2014                                                      969,375
                                         2,969,224    Cequel Communications LLC First Lien Term Loan,
                                                      7.36% due 11/05/2013                                              2,772,851
                                         7,000,000    Cequel Communications LLC Second Lien Term
                                                      Loan, 9.411% due 5/04/2014                                        6,571,250
                                         9,279,569    Cequel Communications LLC Term Loan B, 7.34%
                                                      due 11/05/2013                                                    8,665,855
                                         2,000,000    Charter Communications, Inc. Term Loan B, 7.36%
                                                      due 4/30/2014                                                     1,861,154
                                         2,992,500    Clarke American Corp. Term Loan B, 7.698%
                                                      due 3/12/2013                                                     2,732,153
                                           359,824    ClientLogic Holding Corp. Term Loan B, 7.253%
                                                      due 1/30/2014                                                       324,741
                                           997,500    Cumulus Media Term Loan B, 6.41% - 7.453%
                                                      due 5/21/2014                                                       959,263
                                         1,874,722    Dex Media West LLC Term Loan B, 6.33% - 7.08%
                                                      due 3/09/2010                                                     1,832,541
                                         1,989,122    Dex Media West LLC Term Loan B, 6.33% - 7.22%
                                                      due 3/09/2010                                                     1,942,813
                                         2,386,650    DirectTV Holdings LLC Tranche B Term Loan, 6.322%
                                                      due 4/13/2013                                                     2,355,160
                                         4,987,500    Discovery Communications Term Loan B, 7.198%
                                                      due 5/15/2013                                                     4,827,900
                                         2,416,444    EMMIS Communications Term Loan B, 7.36%
                                                      due 10/31/2013                                                    2,272,465
                                         1,000,000    Formula One Group Second Lien Term Loan, 9.25%
                                                      due 6/30/2014                                                       971,875
                                           857,143    Formula One Group Term Loan B, 8.125%
                                                      due 12/31/2013                                                      826,714
                                           642,857    Formula One Group Term Loan B, 8.125%
                                                      due 12/31/2013                                                      620,036
                                           591,667    GateHouse Media Operating, Inc. Delay Draw Term
                                                      Loan, 7.07% - 7.25% due 9/15/2014                                   524,893
                                         4,000,000    GateHouse Media Operating, Inc. Term Loan B, 7.07%
                                                      due 9/15/2014                                                     3,548,572
                                           916,667    Gray Communications Systems, Inc. First Lien Delay
                                                      Draw Term Loan, 6.73% due 9/18/2014                                 862,430
                                         1,950,000    Gray Communications Systems, Inc. Term Loan B,
                                                      6.73% due 9/18/2014                                               1,834,624
                                           133,333    Gray Communications Systems, Inc. Term Loan D,
                                                      6.73% due 9/18/2014                                                 125,444
                                        10,444,987    Idearc, Inc. Term Loan B, 7.20% due 11/15/2014                    9,988,019
                                        12,000,000    Insight Midwest Holdings LLC Delay Draw Term
                                                      Loan, 7% due 4/03/2014                                           11,580,000
                                        13,577,550    Intelsat Corp. Term Loan B, 6.706% due 1/03/2014                 13,218,709
                                         3,000,000    Intelsat Ltd. Term Loan B, 6.706% due 7/03/2013                   2,930,001
                                         2,493,750    Knology, Inc. Term Loan B, 7.48% due 3/15/2012                    2,381,531
                                         1,996,250    LodgeNet Entertainment Corp. Term Loan, 7.20%
                                                      due 4/04/2014                                                     1,896,438
                                         3,781,250    Mediacom Broadband Group Tranche A Term Loan,
                                                      6.16% - 6.28% due 3/31/2010                                       3,578,008
                                         2,947,500    Merrill Corp. Term Loan, 7.072% - 7.448%
                                                      due 5/15/2012                                                     2,829,600
                                         6,803,034    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
                                                      8.448% due 4/30/2011                                              6,311,358
                                           580,125    Multicultural Radio Broadcasting Inc. Term Loan,
                                                      8.47% due 12/15/2012                                                568,523
                                         1,243,746    NEP Supershooters, LP Term Loan B, 7.448%
                                                      due 2/13/2014                                                     1,180,004
                                         2,500,000    National Cinemedia LLC Term Loan B, 7.46%
                                                      due 2/28/2015                                                     2,360,547
                                         3,250,000    New Vision First Lien Term Loan, 11.63%
                                                      due 10/26/2014                                                    3,152,500
                                         1,293,811    NextMedia Group, Inc. Delay Draw Term Loan,
                                                      6.66% due 11/15/2012                                              1,203,244
                                         2,265,222    NextMedia Group, Inc. First Lien Term Loan, 6.686%
                                                      due 11/15/2012                                                    2,106,656
                                         3,250,000    NextMedia Group, Inc. Second Lien Term Loan, 9.82%
                                                      due 11/15/2013                                                    3,038,750
                                         6,930,010    Nielsen Finance LLC Term Loan B, 6.665% - 6.896% due 8/09/2013    6,563,295
                                        11,750,000    Paxson Communications Corp. First Lien Term Loan,
                                                      8.493% due 11/15/2012                                            11,280,000
                                           497,500    Penton Media Term Loan, 7.234% - 7.448%
                                                      due 2/15/2014                                                       457,078
                                           500,000    Penton Media Term Loan, 10.36% due 2/15/2014                        440,000
                                         1,784,453    R.H. Donnelley, Inc. Term Loan D-2, 6.52% - 7.20%
                                                      due 8/30/2011                                                     1,728,441
                                         3,491,219    Riverdeep Group Ltd. Term Loan B, 7.948% - 8.11%
                                                      due 12/21/2013                                                    3,459,944
                                         1,057,787    San Juan Cable Term Loan B, 11.82% due 3/15/2013                    994,320
                                         3,000,000    Thomson Learning Inc. Term Loan, 7.95%
                                                      due 6/30/2014                                                     2,845,416
                                           268,456    Univision Communications, Inc. Delay Draw Term
                                                      Loan, 7.072% due 9/30/2014                                          245,861
                                         9,395,973    Univision Communications, Inc. Delay Draw Term
                                                      Loan, 7.21% due 9/30/2014                                         8,605,142
                                                                                                                   --------------
                                                                                                                      155,326,772

Metals & Mining - 0.1%                     997,500    Algoma Steel Term Loan B, 8.09% due 6/14/2014                       927,675

Multi-Utilities - 1.8%                   1,200,000    Brand Energy & Infrastructure Services, Inc. Second
                                                      Lien Term Loan, 11.188% - 11.563% due 2/15/2015                   1,131,000
                                           995,000    Brand Energy & Infrastructure Services, Inc. Term
                                                      Loan B, 7.625% due 2/15/2014                                        941,934
                                           750,000    Energy Transfer Equity LP Term Loan B, 6.648%
                                                      due 11/01/2012                                                      727,500
                                           750,000    KGen Partners Letter of Credit, 7% due 2/15/2014                    712,500
                                         1,240,625    KGen Partners Term Loan B, 7% due 2/15/2014                       1,178,594
                                           118,599    La Paloma Generating Company, LLC Delay Draw
                                                      Term Loan, 6.948% due 8/16/2012                                     111,681
                                           262,295    La Paloma Generating Company, LLC Letter of Credit,
                                                      6.572% due 8/16/2012                                                246,995
                                         2,000,000    La Paloma Generating Company, LLC Second Lien
                                                      Term Loan, 8.698% due 8/16/2013                                   1,880,000
                                         1,489,137    La Paloma Generating Company, LLC Term Loan,
                                                      6.948% due 8/16/2012                                              1,402,271
                                            68,613    MACH Gen LLC Letter of Credit, 7.20% due 2/22/2014                   64,977
                                           676,289    MACH Gen LLC Term Loan, 7% due 2/22/2014                            640,446
                                         2,750,000    Metcalf Energy Center LLC Tranche 1 Term Loan,
                                                      8.081% due 5/20/2010                                              2,695,000
                                           997,500    USPF Holdings Term Loan, 6.963% - 6.994%
                                                      due 4/15/2014                                                       945,131
                                                                                                                   --------------
                                                                                                                       12,678,029

Multiline Retail - 0.5%                  4,053,425    Neiman Marcus Group, Inc. Term Loan, 7.448%
                                                      due 4/06/2013                                                     3,892,302

Oil, Gas & Consumable                      783,125    Big West Oil & Gas Term Loan B, 7.448%
Fuels - 2.5%                                          due 5/15/2014                                                       751,800
                                         1,464,413    Carrizo Oil & Gas, Inc. Second Lien Term Loan, 9.948%
                                                      due 7/21/2010                                                     1,453,430
                                           374,053    Carrizo Oil & Gas, Inc. Second Lien Term Loan, 9.948%
                                                      due 7/21/2010                                                       371,248
                                         3,500,000    Enterprise GP Holdings LP Term Loan B, 7.494%
                                                      due 10/26/2014                                                    3,473,750
                                           498,750    Petroleum Geo-Services ASA Term Loan B, 6.95%
                                                      due 6/30/2015                                                       483,372
                                         7,000,000    Scorpion Drilling Ltd. Second Lien Term Loan,
                                                      12.406% due 5/05/2015                                             7,315,000
                                           500,000    Western Refining Co. LP Delay Draw Term Loan,
                                                      6.559% due 3/15/2014                                                479,584
                                         3,205,000    Western Refining Co. LP Term Loan B, 6.559%
                                                      due 3/15/2014                                                     3,074,130
                                                                                                                   --------------
                                                                                                                       17,402,314

Paper & Forest Products - 1.7%              23,826    Cenveo, Inc. Delay Draw Term Loan, 6.88%
                                                      due 9/07/2013                                                        22,605
                                           717,535    Cenveo, Inc. Term Loan C, 6.88% due 9/07/2013                       680,761
                                         2,939,886    Georgia-Pacific Corp. First Lien Term Loan B,
                                                      6.948% - 7.367% due 2/14/2013                                     2,788,429
                                         1,000,000    Georgia Pacific Corp. Term Loan B, 6.58%
                                                      due 11/22/2012                                                      948,482
                                         2,000,000    Georgia Pacific Corp. Term Loan B, 6.58%
                                                      due 11/22/2012                                                    1,896,964
                                         3,000,000    Georgia Pacific Corp. Term Loan B, 7.11% - 7.26%
                                                      due 12/20/2012                                                    2,845,446
                                         3,182,818    SP Newsprint Co. Tranche B-1 Credit Linked Deposit,
                                                      4.822% due 1/09/2010                                              3,087,333
                                                                                                                   --------------
                                                                                                                       12,270,020

Pharmaceuticals - 0.4%                   2,992,500    Pharmaceutical Technologies & Services (PTS) Term
                                                      Loan, 7.448% due 4/15/2014                                        2,841,005

Real Estate Management &                 9,302,629    Capital Automotive Term Loan B, 6.47%
Development - 1.7%                                    due 12/16/2010                                                    9,100,715
                                         2,955,000    Mattamy Group Term Loan B, 7.375% due 4/11/2013                   2,762,925
                                                                                                                   --------------
                                                                                                                       11,863,640

Road & Rail - 0.7%                       2,500,000    Rail America, Inc. Term Loan, 7.12% due 10/15/2008                2,443,750
                                         3,418,605    Swift Transportation Co., Inc. Term Loan B, 7.938%
                                                      due 5/15/2014                                                     2,894,064
                                                                                                                   --------------
                                                                                                                        5,337,814

Semiconductors & Semiconductor           1,978,750    Marvell Technology Group Term Loan B, 7.698%
Equipment - 0.3%                                      due 11/15/2009                                                    1,919,387

Specialty Retail - 0.5%                    997,500    ADESA, Inc. Term Loan B, 7.45% due 10/30/2013                       941,747
                                           987,059    Burlington Coat Factory Warehouse Corp. Term Loan
                                                      B, 7.32% due 4/15/2013                                              889,999
                                         1,495,000    Claire's Stores Term Loan B, 8.11% due 5/24/2014                  1,311,396
                                           746,255    Mattress Giant Term Loan B, 9% due 2/28/2014                        723,867
                                                                                                                   --------------
                                                                                                                        3,867,009

Textiles, Apparel & Luxury               1,254,275    Hanesbrands, Inc. First Lien Term Loan,
Goods - 0.4%                                          6.606% - 6.815% due 10/15/2013                                    1,218,058
                                         1,978,887    Propex Fabrics, Inc. Term Loan B, 11.50%
                                                      due 7/31/2012                                                     1,761,210
                                                                                                                   --------------
                                                                                                                        2,979,268

Trading Companies &                        990,000    Beacon Sales Co. Term Loan B, 6.753% - 7.229%
Distributors - 0.3%                                   due 10/31/2013                                                      910,800
                                           720,892    United Rentals, Inc. Term Loan, 6.658% due 2/14/2011                700,617
                                           303,240    United Rentals, Inc. Tranche B Credit Linked Deposit,
                                                      7.322% due 2/14/2011                                                294,711
                                                                                                                   --------------
                                                                                                                        1,906,128

Wireless Telecommunication               1,496,250    Cellular South Term Loan B, 6.559% - 8.75%
Services - 1.1%                                       due 5/16/2014                                                     1,443,881
                                         2,941,667    Centennial Cellular Operating Co. Term Loan,
                                                      7.081% - 7.198% due 2/09/2011                                     2,853,417
                                           990,013    Crown Castle Operating Co. Term Loan,
                                                      6.84% - 7.298% due 3/15/2014                                        939,452
                                         2,493,750    IPC Systems First Lien Term Loan, 7.448%
                                                      due 5/25/2014                                                     2,206,969
                                           609,626    NG Wireless Term Loan, 7.558% due 7/31/2014                         600,481
                                                                                                                   --------------
                                                                                                                        8,044,200

                                                      Total Senior Secured Floating Rate Loan Interests
                                                      (Cost - $632,229,186) - 84.6%                                   597,309,042



                                                      Corporate Bonds
Chemicals - 1.5%                         5,992,000    GEO Specialty Chemicals, Inc., 13.85% due 12/31/2009 (b)          4,943,400
                                         5,505,000    NOVA Chemicals Corp., 7.863% due 11/15/2013 (a)                   5,284,800
                                                                                                                   --------------
                                                                                                                       10,228,200

Diversified Financial                    1,000,000    Chrysler Financial Corp. First Lien Term Loan, 8.90%
Services - 0.2%                                       due 8/03/2012                                                       974,091
                                           750,000    Ford Motor Credit Co. LLC, 9.693% due 4/15/2012 (a)                 742,534
                                                                                                                   --------------
                                                                                                                        1,716,625

Diversified Telecommunication            3,166,000    Qwest Communications International, Inc., 8.369% due
Services - 0.5%                                       2/15/2009 (a)                                                     3,166,000
                                           275,000    Qwest Corp., 8.241% due 6/15/2013 (a)                               282,562
                                                                                                                   --------------
                                                                                                                        3,448,562

Hotels, Restaurants &                    3,300,000    Galaxy Entertainment Finance Co. Ltd., 9.829%
Leisure - 0.5%                                        due 12/15/2010 (a)(h)                                             3,382,500
                                           250,000    Universal City Florida Holding Co. I, 9.661%
                                                      due 5/01/2010 (a)                                                   252,500
                                                                                                                   --------------
                                                                                                                        3,635,000

Media - 1.1%                             7,875,000    Intelsat Bermuda Ltd., 8.886% due 1/15/2015 (a)                   7,884,844
                                           210,000    Intelsat Corp., 9% due 6/15/2016                                    213,150
                                                                                                                   --------------
                                                                                                                        8,097,994

Paper & Forest Products - 2.3%           6,000,000    Ainsworth Lumber Co. Ltd., 9.198% due 4/01/2013 (a)               4,245,000
                                           650,000    NewPage Corp., 11.161% due 5/01/2012 (a)                            682,500
                                        11,400,000    Verso Paper Holdings LLC Series B, 8.661%
                                                      due 8/01/2014 (a)                                                11,172,000
                                                                                                                   --------------
                                                                                                                       16,099,500

                                                      Total Corporate Bonds
                                                      (Cost - $46,762,177) - 6.1%                                      43,225,881



                                            Shares
                                              Held    Common Stocks
Chemicals - 0.0%                            39,151    GEO Specialty Chemicals, Inc. (d)                                    39,151

                                                      Total Common Stocks
                                                      (Cost - $0) - 0.0%                                                   39,151



                                                      Warrants (f)
Electric Utilities - 0.0%                    9,115    Reliant Resources (expires 10/25/2008)                              173,185

                                                      Total Warrants
                                                      (Cost - $0) - 0.0%                                                  173,185



                                                      Other Interests (I)
Paper & Forest Products - 0.0%                  57    Cellu Tissue Holdings, Inc. 1-Year Escrow                                 0

                                                      Total Other Interests
                                                      (Cost - $0) - 0.0%                                                        0



                                        Beneficial
                                          Interest    Short-Term Securities
                                     $  69,292,964    BlackRock Liquidity Series, LLC
                                                      Cash Sweep Series, 4.75% (c)(g)                                  69,292,964

                                                      Total Short-Term Securities
                                                      (Cost - $69,292,964) - 9.8%                                      69,292,964

                                                      Total Investments (Cost - $748,284,327**) - 100.5%              710,040,223
                                                      Liabilities in Excess of Other Assets - (0.5%)                  (3,669,369)
                                                                                                                   --------------
                                                      Net Assets - 100.0%                                          $  706,370,854
                                                                                                                   ==============


  * Senior Secured Floating Rate Loan Interests in which the Master LLC invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major
    European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

 ** The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $      748,437,372
                                                 ==================
    Gross unrealized appreciation                $          381,177
    Gross unrealized depreciation                      (38,778,326)
                                                 ------------------
    Net unrealized depreciation                  $     (38,397,149)
                                                 ==================


(a) Floating rate security.

(b) Convertible security.

(c) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                Net            Interest
    Affiliate                                 Activity          Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                   $ (28,259,393)    $   962,222


(d) Non-income producing security.

(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(f) Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g) Represents the current yield as of November 30, 2007.

(h) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

  o For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management.
    This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Senior Floating Rate Fund II, Inc. and
Master Senior Floating Rate LLC


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate LLC


Date: January 16, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate LLC


Date: January 16, 2008


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate LLC


Date: January 16, 2008